Business Combination - Narrative (Details)			12 Months Ended
	Oct. 06, 2021 USD ($) D $ / shares shares	Oct. 05, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Reverse Recapitalization [Line Items]
Recapitalization exchange ratio	1.815		1.815
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Percentage of issued and outstanding shares converted	100.00%
Science 37 Rollover Shares (in shares)	83,848,889
Earn-out shares (in shares)	12,500,000
Earnout period, threshold trading days	20
Earnout period, threshold trading day period | D	30
PIPE Shares (in shares)	20,000,000		34,476,204	299,308
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00		$ 10.00
Sale of stock, consideration received on transaction | $	$ 200,000,000.0		$ 200,000,000.0
Stock issued during period, shares, acquisition and reverse recapitalization (in shares)	30,858,261
Common stock, shares outstanding (in shares)	114,707,150		114,991,026	5,019,582
Warrant outstanding (in shares)				1
Shares from Conversion of LSAQ Private Warrants (in shares)			75,495,266
Options outstanding (in shares)	15,910,595		25,425,289	13,594,702	9,363,757
Cash acquired through reverse recapitalization | $	$ 35,000,000.0
Payments of reverse recapitalization transaction costs at closing | $	22,300,000
Payments of additional reverse recapitalization transaction costs | $	1,500,000
Total payments of reverse recapitalization transaction costs | $	$ 23,800,000
Earn-Out Shares
Reverse Recapitalization [Line Items]
Total payments of reverse recapitalization transaction costs | $			$ 3,100,000
LSAQ
Reverse Recapitalization [Line Items]
Stock redeemed during period (in shares)		2,299,493
Common stock, shares outstanding (in shares)	7,711,808
Derivative Instrument, Trigger, One
Reverse Recapitalization [Line Items]
Earn-out shares (in shares)	5,000,000
Earnout period, stock price trigger (in dollars per share) | $ / shares	$ 15.00
Derivative Instrument, Trigger, Two
Reverse Recapitalization [Line Items]
Earn-out shares (in shares)	7,500,000
Earnout period, stock price trigger (in dollars per share) | $ / shares	$ 20.00
LSAQ Private Warrants
Reverse Recapitalization [Line Items]
Warrant outstanding (in shares)	3,146,453
Shares from Conversion of LSAQ Private Warrants (in shares)	3,146,453